Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The table below shows the information specified in Item 402(v) of Regulation
S-K
concerning the compensation of the CEO and the average compensation of the other Named Executive Officers of the Company compared to financial performance for each of fiscal years 2020, 2021, and 2022.

PAY VERSUS PERFORMANCE
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Earnings Per Share (“EPS”)
					Total Shareholder Return (“TSR”) (4)	Peer Group Total Shareholder Return (4)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$1,488,255	$1,658,803	$531,450	$556,598	$91.49	$120.09	$41.4	$2.59

2021	$2,426,750	$2,224,626	$578,575	$565,779	$79.47	$118.24	$36.1	$2.35

2020	$3,977,630	$1,416,063	$627,418	$425,236	$74.06	$100.48	$32.2	$2.15 (5)

NOTES:

(1)	Mr. Meissner was the CEO for each of 2020, 2021 and 2022.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), as well as an adjustment subtracting the change in pension value as of December 31 and adding the actuarially determined service cost for services rendered by the Named Executive Officer, if applicable, during the covered fiscal year. The following table details these adjustments:

COMPENSATION ACTUALLY PAID
Year	Executive(s)	Summary Compensation Table: Base Salary	Adjusted Equity Awards	Summary Compensation Table: Non-Equity Compensation	Change in Pension Value or Service Cost (6)	Summary Compensation Table: All Other Compensation	Total Compensation Actually Paid

(a)	(b)	(c)	(d)	€	(f)	(g)	(h)
2022	CEO	$645,214	$170,548	$521,564	—	$321,477	$1,658,803
2022	Non-CEO NEOs	$300,546	$ 24,995	$142,078	—	$ 88,979	$ 556,598
2021	CEO	$620,398	$652,071	$466,162	$342,315	$143,680	$2,224,626
2021	Non-CEO NEOs	$261,300	$ 88,533	$117,920	$ 26,413	$ 71,614	$ 565,779
2020	CEO	$597,740	($51,818)	$314,710	$273,810	$281,621	$1,416,063
2020	Non-CEO NEOs	$209,913	$ 10,915	$ 61,865	$ 29,926	$112,617	$ 425,236

NOTES, continued:

(3)
In 2022, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. Eisfeller and Mr. LeBlanc. In 2021, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. Eisfeller, Mr. LeBlanc, and Laurence M. Brock.

Mr. Brock retired from the Company in July 2021. In 2020, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. LeBlanc, Mr. Brock, and Christine Vaughan. Ms. Vaughan resigned from the Company in March 2020.

(4)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 500 Utilities Index. Source of data: S&P Dow Jones Indices LLC.

(5)
Actual EPS in 2020 was $2.15. The Compensation Committee made a discretionary $0.09 adjustment for compensation decisions for 2020 to account for management’s performance in light of the financial impact of the
COVID-19
pandemic.

(6)	All values shown reflect the pension service cost in the applicable year.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote [Text Block]	In 2022, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. Eisfeller and Mr. LeBlanc.	In 2021, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. Eisfeller, Mr. LeBlanc, and Laurence M. Brock.	In 2020, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. LeBlanc, Mr. Brock, and Christine Vaughan.
Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 500 Utilities Index. Source of data: S&P Dow Jones Indices LLC.
PEO Total Compensation Amount	$ 1,488,255	$ 2,426,750	$ 3,977,630
PEO Actually Paid Compensation Amount	$ 1,658,803	2,224,626	1,416,063
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), as well as an adjustment subtracting the change in pension value as of December 31 and adding the actuarially determined service cost for services rendered by the Named Executive Officer, if applicable, during the covered fiscal year. The following table details these adjustments:

COMPENSATION ACTUALLY PAID
Year	Executive(s)	Summary Compensation Table: Base Salary	Adjusted Equity Awards	Summary Compensation Table: Non-Equity Compensation	Change in Pension Value or Service Cost (6)	Summary Compensation Table: All Other Compensation	Total Compensation Actually Paid

(a)	(b)	(c)	(d)	€	(f)	(g)	(h)
2022	CEO	$645,214	$170,548	$521,564	—	$321,477	$1,658,803
2022	Non-CEO NEOs	$300,546	$ 24,995	$142,078	—	$ 88,979	$ 556,598
2021	CEO	$620,398	$652,071	$466,162	$342,315	$143,680	$2,224,626
2021	Non-CEO NEOs	$261,300	$ 88,533	$117,920	$ 26,413	$ 71,614	$ 565,779
2020	CEO	$597,740	($51,818)	$314,710	$273,810	$281,621	$1,416,063
2020	Non-CEO NEOs	$209,913	$ 10,915	$ 61,865	$ 29,926	$112,617	$ 425,236

Non-PEO NEO Average Total Compensation Amount	$ 531,450	578,575	627,418
Non-PEO NEO Average Compensation Actually Paid Amount	$ 556,598	565,779	425,236
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), as well as an adjustment subtracting the change in pension value as of December 31 and adding the actuarially determined service cost for services rendered by the Named Executive Officer, if applicable, during the covered fiscal year. The following table details these adjustments:

COMPENSATION ACTUALLY PAID
Year	Executive(s)	Summary Compensation Table: Base Salary	Adjusted Equity Awards	Summary Compensation Table: Non-Equity Compensation	Change in Pension Value or Service Cost (6)	Summary Compensation Table: All Other Compensation	Total Compensation Actually Paid

(a)	(b)	(c)	(d)	€	(f)	(g)	(h)
2022	CEO	$645,214	$170,548	$521,564	—	$321,477	$1,658,803
2022	Non-CEO NEOs	$300,546	$ 24,995	$142,078	—	$ 88,979	$ 556,598
2021	CEO	$620,398	$652,071	$466,162	$342,315	$143,680	$2,224,626
2021	Non-CEO NEOs	$261,300	$ 88,533	$117,920	$ 26,413	$ 71,614	$ 565,779
2020	CEO	$597,740	($51,818)	$314,710	$273,810	$281,621	$1,416,063
2020	Non-CEO NEOs	$209,913	$ 10,915	$ 61,865	$ 29,926	$112,617	$ 425,236

Tabular List [Table Text Block]
2022 Performance Measures

Most Important Performance Measures
Financial	Earnings Per Share O&M Cost Per Customer

Safety and Reliability	Electric Distribution Reliability Gas Emergency Response Time
Customer Engagement	Customer Satisfaction

Total Shareholder Return Amount	$ 91.49	79.47	74.06
Peer Group Total Shareholder Return Amount	120.09	118.24	100.48
Net Income (Loss)	$ 41,400,000	$ 36,100,000	$ 32,200,000
Company Selected Measure Amount	2.59	2.35	2.15
PEO Name	Mr. Meissner	Mr. Meissner	Mr. Meissner
Adjustment for Compensation			$ 0.09
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Financial
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Safety and Reliability
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Customer Engagement
PEO [Member] | Base Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 645,214	$ 620,398	597,740
PEO [Member] | Adjusted Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	170,548	652,071	(51,818)
PEO [Member] | NonEquity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	521,564	466,162	314,710
PEO [Member] | Change in Pension Value or Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	342,315	273,810
PEO [Member] | All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	321,477	143,680	281,621
Non-PEO NEO [Member] | Base Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	300,546	261,300	209,913
Non-PEO NEO [Member] | Adjusted Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,995	88,533	10,915
Non-PEO NEO [Member] | NonEquity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	142,078	117,920	61,865
Non-PEO NEO [Member] | Change in Pension Value or Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	26,413	29,926
Non-PEO NEO [Member] | All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 88,979	$ 71,614	$ 112,617